UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10575

                 Alliance California Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                               Standard   Principal
                                               & Poor's      Amount
                                                Ratings       (000)     U.S. $ Value
------------------------------------------------------------------------------------
MUNICIPAL BONDS-162.4%
Long-Term Municipal Bonds-154.3%
Arizona-3.6%
Arizona Hlth Fac Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32 (a)                                   A3    $  5,000   $   4,493,550
                                                                      -------------
California-140.5%
Assoc Bay Area Gov MFHR
(Bijou Woods Apts) FNMA Ser 01A AMT
5.30%, 12/01/31 (a)                                 Aaa       2,735       2,764,128
Bellflower Redev Agy MFHR
(Bellflower Terrace) FNMA Ser 02A AMT
5.50%, 6/01/35                                      AAA       3,000       3,103,320
California CFD
(YMCA Metro LA Proj) AMBAC Ser 01
5.25%, 2/01/32                                      AAA       6,295       6,450,990
California Cnty Tobacco Sec Agy
Fresno Cnty Ser 02
6.125%, 6/01/38                                     BBB       2,000       1,655,120
California GO
Ser 02
5.25%, 4/01/30                                      BBB      10,000      10,080,800
Ser 03
5.25%, 2/01/24                                      BBB       2,000       2,053,340
Ser 04
5.00%, 2/01/33                                      BBB       3,500       3,401,615
5.30%, 4/01/29                                      BBB       1,000       1,012,900
California GO
Veterans Housing FSA Ser 01
5.60%, 12/01/32                                     AAA       1,205       1,220,352
California GO
Veterans Housing MBIA Ser 01BZ AMT
5.375%, 12/01/24                                    AAA       4,000       4,029,200
California Hgr Ed Fac
(Univ of The Pacific) Ser 02
5.375%, 11/01/32 (a)                                 A2       4,035       4,084,106
California Hlth Fac
(Sutter Health) Ser 00A
6.25%, 8/15/35                                      AA-       5,000       5,493,000
California Hlth Fac Hosp Rev
(Lucile Salter Packard Hosp) AMBAC Ser 03C
5.00%, 8/15/22                                      AAA       3,295       3,381,658
California Hlth Fac Rev
(Cottage Health Sys) MBIA Ser 03B
5.00%, 11/01/23                                     AAA       2,770       2,816,951

                                               Standard   Principal
                                               & Poor's      Amount
                                                Ratings       (000)     U.S. $ Value
------------------------------------------------------------------------------------
California State Dept of Wtr
Ser 02A
5.375%, 5/01/22                                    BBB+       4,000       4,168,120
California Statewide Ed Fac
(Bentley School) Ser 01
6.75%, 7/01/32                                       NR       8,500       8,544,455
California Statewide Hosp Rev
(Kaiser Permanente) Ser 02
5.50%, 11/01/32                                       A       4,000       4,071,200
Cucamonga Sch Dist
Ser 02
5.125%, 6/01/23                                      A-         820         801,066
Fontana Pub Fin Auth
AMBAC (No Fontana Redev Proj) Ser 03A
5.50%, 9/01/32 (b)(c)                               AAA       4,800       4,999,728
Golden State
Tobacco Settlement Bonds Ser 03A-1
6.75%, 6/01/39                                      BBB         240         216,192
Golden State
Tobacco Settlement Bonds XLCA Ser 03B
5.50%, 6/01/33                                      AAA       5,000       5,165,450
Huntington Park Pub Fin Auth Rev
FSA Ser 04A
5.25%, 9/01/17                                      AAA       1,000       1,095,640
La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                      AAA       3,000       3,116,460
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                     BBB-       1,000         991,220
Los Angeles Cnty Metro Tran Auth
FGIC Ser 00A
5.25%, 7/01/30                                      AAA       4,700       4,778,678
Los Angeles Dept of Wtr & Pwr
Elec Rev FGIC Ser 01A
5.125%, 7/01/41                                     AAA      10,000      10,025,500
Los Angeles Spec Tax
(Grand Central Square) AMBAC Ser 02 AMT
5.375%, 12/01/26                                    AAA       6,635       6,664,128
Los Angeles Uni Sch Dist
MBIA Ser 02E
5.125%, 1/01/27                                     AAA      10,000      10,132,500
Mount San Antonio Cmnty College
MBIA Ser 04B
5.25%, 8/01/24                                      AAA       1,510       1,568,286
Murrieta CFD
(Blackmore Ranch) Ser 03-2
6.10%, 9/01/34                                       NR       1,000       1,001,320
Murrieta Valley Uni Sch Dist CFD
(Rancho Mira Mosa) Ser 02
6.375%, 9/01/32                                      NR       2,000       2,080,140
Murrieta Valley Uni Sch Dist CFD
Ser 02 ETM
6.375%, 9/01/32                                      NR       1,000       1,040,070

                                               Standard   Principal
                                               & Poor's      Amount
                                                Ratings       (000)     U.S. $ Value
------------------------------------------------------------------------------------
Napa MFHR
(Vintage at Napa Apts) FNMA Ser 01A AMT
5.20%, 6/15/34 (a)                                  Aaa       4,500       4,623,435
Orange Cnty
(San Joaquin Hills Transp) MBIA Ser 97
5.25%, 1/15/30                                      AAA       5,000       5,047,150
Palo Alto Assess Dist
(University Ave Area Off Street Parking) Ser 02A
5.875%, 9/02/30                                     BBB       8,020       8,181,362
Pomona COP
AMBAC Ser 03
5.50%, 6/01/34                                      AAA       1,640       1,709,438
Port of Oakland
FGIC Series 02L AMT
5.375%, 11/01/27                                    AAA       5,000       5,101,300
Salinas Valley Sld Waste
(Transfer Station) AMBAC Ser 02 AMT
5.25%, 8/01/31                                      AAA       3,930       3,918,721
San Francisco City & Cnty Arpt Rev
(Int'l Arpt) FGIC Ser 03
5.125%, 5/01/19                                     AAA       1,000       1,056,530
San Francisco City & Cnty Arpt Rev
(Int'l Arpt) MBIA Ser 02-28A AMT
5.125%, 5/01/32                                     AAA       2,500       2,465,200
San Francisco City & Cnty Lease Rev
(San Bruno Jail #3) AMBAC Ser 00
5.25%, 10/01/33                                     AAA       5,000       5,073,150
Sequoia Uni Sch Dist GO
FSA Ser 02
5.125%, 7/01/31 (a)                                 Aaa       1,770       1,783,133
Stanislaus Cnty
Tobacco Settlement Bonds Ser 02A
5.875%, 6/01/43 (a)                                Baa3       2,500       1,968,650
Temecula Redev Agy
MBIA Ser 02
5.25%, 8/01/36                                      AAA       6,270       6,376,214
Yorba Linda
(Black Gold Golf Course Proj Rev) Ser 00
7.50%, 10/01/30                                     AAA       4,500       5,370,930
                                                                      -------------
                                                                        174,682,846
                                                                      -------------
Puerto Rico-10.2%
Puerto Rico Elec Pwr Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                      AAA       6,000       6,180,420
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                       A       6,450       6,555,522
                                                                      -------------
                                                                         12,735,942
                                                                      -------------
Total Long-Term Municipal Bonds
(cost $188,773,885)                                                     191,912,338
                                                                      -------------

                                               Standard   Principal
                                               & Poor's      Amount
                                                Ratings       (000)     U.S. $ Value
------------------------------------------------------------------------------------
Short Term Municipal Notes (d)-8.1%
Alaska-0.4%
Valdez Marine Term Rev
(Exxon Pipeline Co Proj) Ser 93B
1.02%, 12/01/33                                    A-1+         500         500,000
                                                                      -------------
California-7.7%
California PCR
(ExxonMobil Proj) Ser 00
0.95%, 4/01/17                                     A-1+       6,500       6,500,000
California State Dept of Wtr
Ser 02B-2
1.13%, 5/01/22                                     A-1+       2,000       2,000,000
California State Dept of Wtr
Ser 02B-4
1.09%, 5/01/22                                     A-1+       1,000       1,000,000
                                                                      -------------
                                                                          9,500,000
                                                                      -------------
Total Short Term Municipal Notes
(cost $10,000,000)                                                       10,000,000
                                                                      -------------
Total Investments-162.4%
(cost $198,773,885)                                                     201,912,338
Other assets less liabilities-2.8%                                        3,433,682
Preferred stock, at redemption
value-(65.2%)                                                           (81,000,000)
                                                                      -------------
Net Assets Applicable to Common
Shareholders-100%(e)                                                  $ 124,346,020
                                                                      -------------

INTEREST RATE SWAP TRANSACTIONS

                                                          Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
J.P. Morgan      $ 4,200,000     10/01/14         3.95%            BMA*             $ (44,839)
Merrill Lynch     10,900,000     02/03/06         BMA*          85.10% of              40,952
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Depreciation
--------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future      40      September    $ 4,337,975    $ 4,428,750    $ (90,775)
                            2004
 Swap 10 Yr
   Future         31      September      3,295,571      3,335,406      (39,835)
                            2004                                     ----------
                                                                     $(130,610)
                                                                     ==========

(a)   Moody's or Fitch Rating.
(b) Position, or portion thereof, with a market value of $124,993 has been segregated to collateralize margin requirements for open futures contracts.
(c) Represents entire or partial position as collateral for interest rate swaps.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:
      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax- (subject to)
      CFD     Community Facilities District
      ETM     Escrow to Maturity
      FGIC    Financial Guaranty Insurance Company
      FNMA    Federal National Mortgage Association
      FSA     Financial Security Assurance, Inc.
      GO      General Obligation
      MBIA    Municipal Bond Investors Assurance
      MFHR    Multi-Family Housing Revenue
      NR      Rating not applied for (comparable in quality to those the fund is permitted to invest in)
      PCR     Pollution Control Revenue
      XLCA    XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President


Date:   September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004